Proposed Offering	Jan. 08, 2021
TPG Pace Solutions
Proposed Offering

3.    Proposed Offering

Pursuant to the Proposed Offering, the Company intends to offer for sale Public Shares at a price of $10.00 per share. The Company will grant the underwriters a 45-day option to purchase up to a specified number of additional Public Shares to cover over-allotments, if any.